Asset Retirement Obligations and Accrued Environmental Costs - Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations (Parenthetical) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Asset retirement obligations [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Contingent liabilities	$ 201
Accrued environmental costs [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Contingent liabilities	$ 376